Operating profit - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 9	£ (13)	£ (11)
Major restructuring costs	109	353	382
Liquidation or disposal of interest in associates
Disclosure of Operating Profit [line items]
Profit/(loss) on disposal of interests in associates and joint ventures	0	0
Liquidation or disposal of overseas subsidiary
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 12	£ 87	£ 34